Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingencies	27. Contingencies The Company is currently not facing any outstanding claims or litigation that may have a significant adverse impact on the Company’s consolidated financial position.